Business Combinations - Schedule of Proforma Information of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Business Combinations [Abstract]
Revenues	$ 131,378	$ 115,683	$ 248,916	$ 217,424
Net income (loss)	$ 7,606	$ 8,526	$ 10,083	$ (3,008)